Weighted Average Shares Outstanding - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Details)	12 Months Ended
	Dec. 31, 2021 option shares	Dec. 31, 2020 option shares
Earnings per share [abstract]
Basic shares outstanding (in shares)	111,242,658	111,553,711
Share options (dilutive effect) (in shares)	374,007	395,594
Diluted shares (in shares)	111,616,665	111,949,305
Number of dilutive options | option	848,278	2,123,800